Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Entity Central Index Key	0000857769
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000001874 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	JHTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class A/JHTFX)	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class A/JHTFX) returned 2.94% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The outperformance of high-yield bonds within the municipal market was another key factor during the period.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
Special tax municipal bonds | The fund benefited from holdings of special tax bonds funding land development projects.
Education-related municipal bonds | Bonds funding charter schools and higher education contributed the most in this sector.
TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class A/JHTFX)	(1.12)%	1.61%	2.09%
High Yield Municipal Bond Fund (Class A/JHTFX)—excluding sales charge	2.94%	2.46%	2.51%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg High Yield Municipal Bond Index	3.64%	3.83%	4.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 336,882,048
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 1,038,687
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$336,882,048
Total number of portfolio holdings	374
Total advisory fees paid (net)	$1,038,687
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.3%
Revenue bonds	87.6%
Health care	20.2%
Education	16.6%
Development	16.1%
Other revenue	10.4%
Airport	8.9%
Tobacco	6.1%
Housing	3.4%
Transportation	3.0%
Facilities	1.2%
Pollution	1.1%
Water and sewer	0.4%
Utilities	0.2%
Corporate bonds	0.6%
Short-term investments	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.45% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.45% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000001876 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	JCTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class C/JCTFX)	$165	1.63%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class C/JCTFX) returned 2.17% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The outperformance of high-yield bonds within the municipal market was another key factor during the period.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
Special tax municipal bonds | The fund benefited from holdings of special tax bonds funding land development projects.
Education-related municipal bonds | Bonds funding charter schools and higher education contributed the most in this sector.
TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class C/JCTFX)	1.19%	1.69%	1.74%
High Yield Municipal Bond Fund (Class C/JCTFX)—excluding sales charge	2.17%	1.69%	1.74%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg High Yield Municipal Bond Index	3.64%	3.83%	4.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 336,882,048
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 1,038,687
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$336,882,048
Total number of portfolio holdings	374
Total advisory fees paid (net)	$1,038,687
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.3%
Revenue bonds	87.6%
Health care	20.2%
Education	16.6%
Development	16.1%
Other revenue	10.4%
Airport	8.9%
Tobacco	6.1%
Housing	3.4%
Transportation	3.0%
Facilities	1.2%
Pollution	1.1%
Water and sewer	0.4%
Utilities	0.2%
Corporate bonds	0.6%
Short-term investments	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.45% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.45% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000193018 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Municipal Bond Fund
Class Name	Class R6
Trading Symbol	JCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class R6/JCTRX)	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class R6/JCTRX) returned 3.31% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The outperformance of high-yield bonds within the municipal market was another key factor during the period.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
Special tax municipal bonds | The fund benefited from holdings of special tax bonds funding land development projects.
Education-related municipal bonds | Bonds funding charter schools and higher education contributed the most in this sector.
TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class R6/JCTRX)	3.31%	2.65%	2.67%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg High Yield Municipal Bond Index	3.64%	3.83%	4.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 336,882,048
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 1,038,687
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$336,882,048
Total number of portfolio holdings	374
Total advisory fees paid (net)	$1,038,687
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.3%
Revenue bonds	87.6%
Health care	20.2%
Education	16.6%
Development	16.1%
Other revenue	10.4%
Airport	8.9%
Tobacco	6.1%
Housing	3.4%
Transportation	3.0%
Facilities	1.2%
Pollution	1.1%
Water and sewer	0.4%
Utilities	0.2%
Corporate bonds	0.6%
Short-term investments	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.45% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.45% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000178765 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Municipal Bond Fund
Class Name	Class I
Trading Symbol	JHYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class I/JHYMX)	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class I/JHYMX) returned 3.09% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The outperformance of high-yield bonds within the municipal market was another key factor during the period.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
Special tax municipal bonds | The fund benefited from holdings of special tax bonds funding land development projects.
Education-related municipal bonds | Bonds funding charter schools and higher education contributed the most in this sector.
TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class I/JHYMX)	3.09%	2.62%	2.65%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg High Yield Municipal Bond Index	3.64%	3.83%	4.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 336,882,048
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 1,038,687
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$336,882,048
Total number of portfolio holdings	374
Total advisory fees paid (net)	$1,038,687
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.3%
Revenue bonds	87.6%
Health care	20.2%
Education	16.6%
Development	16.1%
Other revenue	10.4%
Airport	8.9%
Tobacco	6.1%
Housing	3.4%
Transportation	3.0%
Facilities	1.2%
Pollution	1.1%
Water and sewer	0.4%
Utilities	0.2%
Corporate bonds	0.6%
Short-term investments	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.45% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.45% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000001877 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	TAMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class A/TAMBX)	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Municipal Opportunities Fund (Class A/TAMBX) returned 2.55% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
High-yield municipal bonds | The fund’s allocation in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Leasing-related municipal bonds | The fund’s holdings of bonds that finance leased equipment or facilities contributed positively to performance.
TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | A meaningful position in municipal bonds maturing in 10 to 20 years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class A/TAMBX)	(1.54)%	0.66%	1.61%
Municipal Opportunities Fund (Class A/TAMBX)—excluding sales charge	2.55%	1.49%	2.02%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,309,886,047
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 5,679,876
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,309,886,047
Total number of portfolio holdings	969
Total advisory fees paid (net)	$5,679,876
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.0%
Revenue bonds	85.2%
Other revenue	20.7%
Health care	19.8%
Education	10.4%
Airport	10.2%
Development	9.1%
Water and sewer	4.0%
Utilities	3.6%
Transportation	3.1%
Housing	2.2%
Pollution	1.2%
Tobacco	0.6%
Facilities	0.3%
Corporate bonds	0.3%
Closed-end funds	0.2%
Short-term investments and other	0.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000193019 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Municipal Opportunities Fund
Class Name	Class R6
Trading Symbol	JTMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class R6/JTMRX)	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Municipal Opportunities Fund (Class R6/JTMRX) returned 2.65% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
High-yield municipal bonds | The fund’s allocation in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Leasing-related municipal bonds | The fund’s holdings of bonds that finance leased equipment or facilities contributed positively to performance.
TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | A meaningful position in municipal bonds maturing in 10 to 20 years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class R6/JTMRX)	2.65%	1.65%	2.16%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,309,886,047
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 5,679,876
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,309,886,047
Total number of portfolio holdings	969
Total advisory fees paid (net)	$5,679,876
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.0%
Revenue bonds	85.2%
Other revenue	20.7%
Health care	19.8%
Education	10.4%
Airport	10.2%
Development	9.1%
Water and sewer	4.0%
Utilities	3.6%
Transportation	3.1%
Housing	2.2%
Pollution	1.2%
Tobacco	0.6%
Facilities	0.3%
Corporate bonds	0.3%
Closed-end funds	0.2%
Short-term investments and other	0.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000178766 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	JTBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class I/JTBDX)	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Municipal Opportunities Fund (Class I/JTBDX) returned 2.71% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
High-yield municipal bonds | The fund’s allocation in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Leasing-related municipal bonds | The fund’s holdings of bonds that finance leased equipment or facilities contributed positively to performance.
TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | A meaningful position in municipal bonds maturing in 10 to 20 years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class I/JTBDX)	2.71%	1.62%	2.16%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,309,886,047
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 5,679,876
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,309,886,047
Total number of portfolio holdings	969
Total advisory fees paid (net)	$5,679,876
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.0%
Revenue bonds	85.2%
Other revenue	20.7%
Health care	19.8%
Education	10.4%
Airport	10.2%
Development	9.1%
Water and sewer	4.0%
Utilities	3.6%
Transportation	3.1%
Housing	2.2%
Pollution	1.2%
Tobacco	0.6%
Facilities	0.3%
Corporate bonds	0.3%
Closed-end funds	0.2%
Short-term investments and other	0.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000001879 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	TBMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class C/TBMBX)	$148	1.47%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Municipal Opportunities Fund (Class C/TBMBX) returned 1.79% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
High-yield municipal bonds | The fund’s allocation in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Leasing-related municipal bonds | The fund’s holdings of bonds that finance leased equipment or facilities contributed positively to performance.
TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | A meaningful position in municipal bonds maturing in 10 to 20 years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class C/TBMBX)	0.80%	0.73%	1.26%
Municipal Opportunities Fund (Class C/TBMBX)—excluding sales charge	1.79%	0.73%	1.26%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,309,886,047
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 5,679,876
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,309,886,047
Total number of portfolio holdings	969
Total advisory fees paid (net)	$5,679,876
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.0%
Revenue bonds	85.2%
Other revenue	20.7%
Health care	19.8%
Education	10.4%
Airport	10.2%
Development	9.1%
Water and sewer	4.0%
Utilities	3.6%
Transportation	3.1%
Housing	2.2%
Pollution	1.2%
Tobacco	0.6%
Facilities	0.3%
Corporate bonds	0.3%
Closed-end funds	0.2%
Short-term investments and other	0.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000236446 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	JHSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class A/JHSFX)	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class A/JHSFX) returned 4.79% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest rate sensitivity) | Falling short-term municipal bond yields led to rising bond prices during the period.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities added value.
Local general obligation (GO) bonds | The fund’s holdings among local GOs provided a boost to performance.
TOP PERFORMANCE DETRACTORS
Electric power bonds | Bonds funding municipal power utilities detracted from fund performance.
Longer-term municipal bonds | A small position in municipal bonds maturing in 5 to 10 years detracted from performance as this maturity sector declined overall during the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class A/JHSFX)	2.44%	3.43%
Short Duration Municipal Opportunities Fund (Class A/JHSFX)—excluding sales charge	4.79%	4.23%
Bloomberg Municipal Bond Index	2.03%	1.80%
Bloomberg Municipal 1-5 Year Index	4.09%	2.21%

Performance Inception Date	Jun. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 53,794,541
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$53,794,541
Total number of portfolio holdings	181
Total advisory fees paid (net)	$0
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	85.3%
Other revenue	21.3%
Health care	12.8%
Development	12.1%
Airport	11.9%
Education	8.1%
Utilities	6.3%
Housing	3.9%
Water and sewer	3.6%
Transportation	2.8%
Pollution	2.5%
Corporate bonds	0.2%
Short-term investments and other	0.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000236447 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	JHSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class C/JHSHX)	$139	1.36%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class C/JHSHX) returned 4.12% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest rate sensitivity) | Falling short-term municipal bond yields led to rising bond prices during the period.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities added value.
Local general obligation (GO) bonds | The fund’s holdings among local GOs provided a boost to performance.
TOP PERFORMANCE DETRACTORS
Electric power bonds | Bonds funding municipal power utilities detracted from fund performance.
Longer-term municipal bonds | A small position in municipal bonds maturing in 5 to 10 years detracted from performance as this maturity sector declined overall during the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class C/JHSHX)	3.12%	3.45%
Short Duration Municipal Opportunities Fund (Class C/JHSHX)—excluding sales charge	4.12%	3.45%
Bloomberg Municipal Bond Index	2.03%	1.80%
Bloomberg Municipal 1-5 Year Index	4.09%	2.21%

Performance Inception Date	Jun. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 53,794,541
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$53,794,541
Total number of portfolio holdings	181
Total advisory fees paid (net)	$0
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	85.3%
Other revenue	21.3%
Health care	12.8%
Development	12.1%
Airport	11.9%
Education	8.1%
Utilities	6.3%
Housing	3.9%
Water and sewer	3.6%
Transportation	2.8%
Pollution	2.5%
Corporate bonds	0.2%
Short-term investments and other	0.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000236448 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	JHSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class I/JHSJX)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class I/JHSJX) returned 5.05% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest rate sensitivity) | Falling short-term municipal bond yields led to rising bond prices during the period.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities added value.
Local general obligation (GO) bonds | The fund’s holdings among local GOs provided a boost to performance.
TOP PERFORMANCE DETRACTORS
Electric power bonds | Bonds funding municipal power utilities detracted from fund performance.
Longer-term municipal bonds | A small position in municipal bonds maturing in 5 to 10 years detracted from performance as this maturity sector declined overall during the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class I/JHSJX)	5.05%	4.41%
Bloomberg Municipal Bond Index	2.03%	1.80%
Bloomberg Municipal 1-5 Year Index	4.09%	2.21%

Performance Inception Date	Jun. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 53,794,541
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$53,794,541
Total number of portfolio holdings	181
Total advisory fees paid (net)	$0
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	85.3%
Other revenue	21.3%
Health care	12.8%
Development	12.1%
Airport	11.9%
Education	8.1%
Utilities	6.3%
Housing	3.9%
Water and sewer	3.6%
Transportation	2.8%
Pollution	2.5%
Corporate bonds	0.2%
Short-term investments and other	0.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000236445 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Municipal Opportunities Fund
Class Name	Class R6
Trading Symbol	JHSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class R6/JHSKX)	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class R6/JHSKX) returned 5.11% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest rate sensitivity) | Falling short-term municipal bond yields led to rising bond prices during the period.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities added value.
Local general obligation (GO) bonds | The fund’s holdings among local GOs provided a boost to performance.
TOP PERFORMANCE DETRACTORS
Electric power bonds | Bonds funding municipal power utilities detracted from fund performance.
Longer-term municipal bonds | A small position in municipal bonds maturing in 5 to 10 years detracted from performance as this maturity sector declined overall during the period.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class R6/JHSKX)	5.11%	4.44%
Bloomberg Municipal Bond Index	2.03%	1.80%
Bloomberg Municipal 1-5 Year Index	4.09%	2.21%

Performance Inception Date	Jun. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 53,794,541
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$53,794,541
Total number of portfolio holdings	181
Total advisory fees paid (net)	$0
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	85.3%
Other revenue	21.3%
Health care	12.8%
Development	12.1%
Airport	11.9%
Education	8.1%
Utilities	6.3%
Housing	3.9%
Water and sewer	3.6%
Transportation	2.8%
Pollution	2.5%
Corporate bonds	0.2%
Short-term investments and other	0.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents